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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/06
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      2049 Century Park East
                 ----------------------------------
                 Suite 2130
                 ----------------------------------
                 Los Angeles, CA 90067
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Los Angeles, CA       8/14/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              40
                                        --------------------

Form 13F Information Table Value Total:    $94,694,981
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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13f Report
Haverford Financial Services
As of: 6/30/2006

(ITEM 1)                (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)           (ITEM 6)        (ITEM 7)          (ITEM 8)
------------------------- -------------- --------- ---------- ---------------------- ---------- -------- -------------------------
                                                                        INVESTMENT DISCRETION            VOTING AUTHORITY (SHARES)
                                                                        ----------------------          --------------------------
NAME                    TITLE                    FAIR        SHARES OR                  SHARED
OF                      OF         CUSIP         MARKET      PRINCIPAL  SOLE  SHARED    OTHER            SOLE     SHARED    NONE
ISSUER                  CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)       (C)       MGR     (A)      (B)       (C)
----------------------- ---------  ---------  ----------     --------- ----- ------ ---------- -------- --------- ------   -------
3M CO COM               COMMON     88579Y101   2,397,819      29,687     X              X                 25,506     0      4,181
ABBOTT LABS             COMMON     002824100   2,747,386      62,999     X              X                 51,788     0     11,211
AFLAC INC COM           COMMON     001055102   2,633,004      56,807     X              X                 46,781     0     10,026
ALLERGAN INC COM        COMMON     018490102     527,183       4,915     X                                 4,915     0          0
AMERICAN EXPRESS CO     COMMON     025816109   1,735,291      32,606     X              X                 26,742     0      5,864
AMERICAN INTL GROUP I   COMMON     026874107   3,276,328      55,484     X              X                 45,575     0      9,909
AUTOMATIC DATA PROCES   COMMON     053015103   2,632,341      58,045     X              X                 47,451     0     10,594
BANK AMER CORP COM      COMMON     060505104     291,101       6,052     X                                 6,052     0          0
BECTON DICKINSON & CO   COMMON     075887109   2,502,051      40,930     X              X                 33,361     0      7,569
BIOMET INC              COMMON     090613100   1,823,331      58,272     X              X                 47,238     0     11,034
CAPITAL ONE FINL CORP   COMMON     14040H105     308,902       3,615     X                                 3,388     0        227
CHI MRCNTL EXCHANGE C   COMMON     167760107     302,057         615     X                                   615     0          0
CITIGROUP INC COM       COMMON     172967101   4,022,361      83,365     X              X                 69,042     0     14,323
COCA COLA CO            COMMON     191216100   1,937,422      45,035     X              X                 37,617     0      7,418
COLGATE PALMOLIVE CO    COMMON     194162103   4,028,395      67,252     X              X                 55,571     0     11,681
EXPEDITORS INTL WASH    COMMON     302130109     397,111       7,090     X                                 7,090     0          0
EXXON MOBIL CORP COM    COMMON     30231G102   4,608,661      75,121     X              X                 64,915     0     10,206
FIRST DATA CORP COM     COMMON     319963104     323,207       7,176     X                                 7,176     0          0
GENERAL ELEC CO         COMMON     369604103   4,883,607     148,168     X              X                123,458     0     24,710
HOME DEPOT INC COM      COMMON     437076102   3,349,693      93,593     X              X                 76,962     0     16,631
INTEL CORP COM          COMMON     458140100   3,526,673     185,614     X              X                151,176     0     34,438
JOHNSON CTLS INC COM    COMMON     478366107   2,422,612      29,465     X              X                 24,450     0      5,015
JOHNSON & JOHNSON       COMMON     478160104   3,809,234      63,572     X              X                 51,142     0     12,430
LOWES COS INC COM       COMMON     548661107   3,642,566     120,078     X              X                 99,310     0     20,768
MCGRAW-HILL COMPANIES   COMMON     580645109   2,688,963      53,533     X              X                 44,321     0      9,212
MEDTRONIC INC COM       COMMON     585055106   2,499,991      53,282     X              X                 44,658     0      8,624
MICROSOFT               COMMON     594918104   3,354,093     143,953     X              X                118,328     0     25,625
NOVARTIS AG SPONSORED   COMMON     66987V109   3,601,047      66,785     X              X                 53,576     0     13,209
PAYCHEX INC COM         COMMON     704326107     257,814       6,614     X                                 6,546     0         68
PEPSICO INC             COMMON     713448108   3,343,457      55,687     X              X                 46,261     0      9,426
PRAXAIR INC COM         COMMON     74005P104     276,210       5,115     X                                 5,115     0          0
PROCTER & GAMBLE COMP   COMMON     742718109   3,364,880      60,519     X              X                 51,162     0      9,357
QUALCOMM INC COM        COMMON     747525103     508,609      12,693     X                                12,693     0          0
STAPLES INC COM         COMMON     855030102     260,228      10,687     X                                10,687     0          0
SYSCO CORP COM          COMMON     871829107   2,988,340      97,786     X              X                 80,131     0     17,655
TARGET CORP COM         COMMON     87612E106   1,814,921      37,138     X              X                 30,304     0      6,834
UNITED PARCEL SVC INC   COMMON     911312106   2,956,800      35,914     X              X                 30,144     0      5,770
WAL MART STORES INC     COMMON     931142103   3,230,210      67,059     X              X                 55,318     0     11,741
WALGREEN COMPANY        COMMON     931422109     414,097       9,235     X                                 9,235     0          0
WELLS FARGO & CO COM    COMMON     949746101   5,006,985     149,284     X              X                121,932     0     27,352